Business Acquisitions - Additional Information (Detail) - Aggregated individually immaterial business combinations [member] CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Disclosure of detailed information about business combination [line items]
Fair value of trade receivables	CAD 7.9
Gross value of trade receivables	8.2
Goodwill is deductible for income tax purposes	22.3
Provisions	0.2
Provision for claims outstanding	17.0
Gross revenue earned	19.8
Gross revenue from continuing operations	5,176.8
Profit from continuing operations	98.3
Acquisition-related costs	CAD 0.4